Fees And Commissions Income [Text Block]	12 Months Ended
Mar. 31, 2014
Fees And Commissions Income [Text Block]
27.	FEES AND COMMISSIONS INCOME

Details of fees and commissions income for the fiscal years ended March 31, 2012, 2013 and 2014 were as follows:

	2012	2013	2014
	(in millions)
Trust fees	¥95,037	¥92,525	¥105,721
Fees on funds transfer and service charges for collections	139,840	137,338	139,974
Fees and commissions on international business	57,688	58,905	68,273
Fees and commissions on credit card business	149,946	149,671	157,227
Service charges on deposits	18,216	16,727	20,451
Fees and commissions on securities business	128,436	155,983	221,791
Fees on real estate business	23,610	28,041	34,715
Insurance commissions	33,686	33,472	39,669
Fees and commissions on stock transfer agency services	49,283	49,137	49,394
Guarantee fees	58,393	55,427	52,634
Fees on investment funds business	126,601	130,006	155,572
Other fees and commissions	219,227	253,642	248,695

Total	¥1,099,963	¥1,160,874	¥1,294,116

Trust fees consist primarily of fees earned by fiduciary asset management and administration services for corporate pension plans, investment funds, etc. Fees on funds transfer and service charges for collection are earned by providing settlement services such as domestic fund remittances and domestic collection services. Fees and commissions on international business primarily consist of fees from international fund transfer and collection services, and trade-related financing services. Fees and commissions on credit card business are composed of interchange income, annual fees, royalty and other service charges from franchisees. Service charges on deposits are fees charged for deposits such as checking account deposits. Fees and commissions on securities business include underwriting, brokerage and advisory services and arrangement fees on securitizations. Fees on real estate business primarily consist of fees from real estate agent services. Insurance commissions are earned by acting as agent for insurance companies to sell insurance products. Fees and commissions on stock transfer agency services consist of fees earned primarily by stock title transfers and agency services for the calculation and payment of dividends. Guarantee fees are earned by providing guarantees on residential mortgage loans. Fees on investment funds business primarily consist of management fees for investment funds. Other fees and commissions include various arrangement fees and agent fees excluding the fees mentioned above.